SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Stock Based Compensation (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Policies
Stock Based Compensation

Stock Based Compensation

We account for stock-based compensation in accordance with FASB ASC 718, Compensation – Stock Compensation, as amended by (ASU) No. 2018-07, Improvements to Nonemployee Share-Based Payment Accounting. Under the provisions of FASB ASC 718, stock-based compensation cost is estimated at the grant date based on the award’s fair value and is recognized as expense over the requisite service period. The Company generally issues grants to its employees, consultants and board members. At the date of grant, the Company determines the fair value of the stock option or warrant award and recognizes compensation expense over the requisite service period. The fair value of the stock option or warrant award is calculated using the Black Scholes option pricing model.

During the three months ended March 31, 2021 and 2020, stock options and warrants were granted to employees, the Board of Directors and consultants of the Company. As a result of these grants, the Company recorded compensation expense of $975,024 and $1,196,222 for these periods, respectively.

The fair value of stock options and warrants was estimated on the date of grant using the Black-Scholes option-pricing model based on the following weighted average assumptions:

	Three Months Ended March 31,
	2021	2020
Expected volatility	144.80% to 153.25%	163.68% to 184.19%
Expected dividends	0%	0%
Expected term	5 to 10 years	5 to 10 years
Risk free rate	0.29% to 1.45%	0.79% to 1.45%

The Black-Scholes option-pricing model was developed for use in estimating the fair value of traded options that have no vesting restrictions and are fully transferable. In addition, option-pricing models require the input of highly subjective assumptions, including the expected stock price volatility. Because the Company’s employee warrants have characteristics significantly different from those of traded options and because changes in the subjective input assumptions can materially affect the fair value estimate, in management’s opinion the existing models may not necessarily provide a reliable single measure of the fair value of the warrants.

Stock Based Compensation

We account for stock-based compensation in accordance with FASB ASC 718, Compensation – Stock Compensation. Under the provisions of FASB ASC 718, stock-based compensation cost is estimated at the grant date based on the award’s fair value and is recognized as expense over the requisite service period. The Company, from time to time, issues common stock or grants common stock options and warrants to its employees, consultants and board members. At the date of grant, the Company determines the fair value of the stock option award and recognizes compensation expense over the requisite service period. Issuances of common stock are valued at the closing market price on the date of issuance and the fair value of any stock option or warrant awards is calculated using the Black Scholes option pricing model.

During 2020 and 2019, options and warrants were granted to employees, the Board of Directors and consultants of the Company. As a result of these grants, the Company recorded expenses of $3,847,907 and $3,605,235 during the years ended December 31, 2020 and 2019 respectively.

The fair value of options and warrants were estimated on the date of grant using the Black-Scholes option-pricing model based on the following weighted average assumptions:

Year Ended December 31,

	2020	2019
Expected volatility	144.39% to 184.19%	150.34% to 186.77%
Expected dividends	0%	0%
Expected term	5-10 years	5 to 10 years
Risk free rate	0.28% to 2.31%	1.58% to 2.55%

The Black-Scholes option-pricing model was developed for use in estimating the fair value of traded options that have no vesting restrictions and are fully transferable. In addition, option-pricing models require the input of highly subjective assumptions, including the expected stock price volatility. Because the Company’s employee options and warrants have characteristics significantly different from those of traded options and because changes in the subjective input assumptions can materially affect the fair value estimate, in management’s opinion the existing models may not necessarily provide a reliable single measure of the fair value of the warrants.